Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 38,211	$ 3,017
Accounts receivable, net of allowance for doubtful accounts of $137 and $353 as of December 31, 2022 and June 30, 2022, respectively	2,572	1,518
Inventories	649	869
Deferred costs, current	4,780	8,443
Prepaid expenses and other current assets	2,265	707
Total current assets	48,477	14,554
Deferred costs, net of current portion	436	2,842
Investment in non-affiliate	2,000
Deferred transaction costs		5,765
Property and equipment, net	1,489	1,975
Intangible assets, net	6,942	4,226
Goodwill	1,156	1,156
Other long-term assets	674	18
Total assets	61,174	30,536
Current liabilities:
Accounts payable	2,982	5,916
Accrued liabilities	4,356	6,215
Financing obligations, current	6,786	8,840
Term loans, current		25,443
Convertible promissory notes and embedded warrants, current		89,663
Deferred revenue, current	3,533	10,532
Total current liabilities	17,657	146,609
Term loans, noncurrent	52,022
PPP loans		2,000
Warrant liabilities	2,362	4,149
Deferred revenue, net of current portion	609	237
Other long-term liabilities	748
Total liabilities	73,398	152,995
Commitments and Contingencies (Refer to Note 8)
Stockholders’ deficit:
Preferred stock, $0.0001 par value-1,500,000 shares authorized as of December 31, 2022 and June 30, 2022, respectively; no shares issued and outstanding as of December 31, 2022 and June 30, 2022 respectively
Common stock, $0.0001 par value-180,000,000 shares authorized as of December 31, 2022 and June 30, 2022, and 51,231,608 and 27,974,439 shares issued and outstanding as of December 31, 2022 and June 30, 2022, respectively	5	3
Additional paid-in capital	170,794	78,321
Accumulated deficit	(183,023)	(200,783)
Total stockholders’ deficit	(12,224)	(122,459)
Total liabilities and stockholders’ deficit	$ 61,174	$ 30,536